Parent Company Only Condensed Financial Information - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Restricted investments, percent of net assets	25.00%
Due from related parties, noncurrent		¥ 1,129,423